Equipment on Operating Leases - Future Minimum Lease Payments Expected to be Received under Non-cancellable Operating Leases to be Received (Detail) - Equipment on operating leases [member] - JPY (¥)
¥ in Millions
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of maturity analysis of finance lease payments receivable [line items]
Future minimum lease payments expected to be received under non-cancelable operating leases	¥ 1,752,449	¥ 1,773,632
Within 1 year [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Future minimum lease payments expected to be received under non-cancelable operating leases	824,769	818,025
Between 1 and 2 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Future minimum lease payments expected to be received under non-cancelable operating leases	574,536	571,632
Between 2 and 3 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Future minimum lease payments expected to be received under non-cancelable operating leases	240,437	271,863
Between 3 and 4 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Future minimum lease payments expected to be received under non-cancelable operating leases	84,911	86,070
Between 4 and 5 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Future minimum lease payments expected to be received under non-cancelable operating leases	27,796	25,488
Later than 5 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Future minimum lease payments expected to be received under non-cancelable operating leases	¥ 0	¥ 554